Derivative liability (Tables)	12 Months Ended
Dec. 31, 2021
Derivative liability
Schedule of key assumptions used to determine the fair value of the derivative warrant liabilities

	Year Ended
	December 31,
	2021
Share price	USD$	1.85
Exercise price	USD$	3.75
Risk-free interest rate		1.02%
Expected volatility		82%
Expected life in years		2.85
Expected dividend yield		Nil